DEFERRED INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2022
Deferred income tax [Abstract]
Schedule of changes in deferred income tax
Changes in deferred income tax are as follows:

	As of December 31,
	2022	2021

At the beginning of the year	(25,471)	(187,782)

Translation differences	330	(69)
Effect of changes in tax law (note 10)	—	(9,117)
Credits directly to other comprehensive income	(18,056)	(14,158)
Deferred tax credit (note 10)	80,692	185,655

At the end of the year	37,495	(25,471)

Changes in deferred tax assets and liabilities
The changes in deferred tax assets and liabilities (prior to offsetting the balances within the same tax jurisdiction) during the year are as follows:

Deferred tax liabilities	PP&E	Inventories	Intangible assets	Other	Total at December 31, 2022

At the beginning of the year	(353,420)	49,437	(26,323)	(10,959)	(341,265)

Income statement credit (charge)	152,864	(119,031)	3,400	13,270	50,503

At the end of the year	(200,556)	(69,594)	(22,923)	2,311	(290,762)

Deferred tax assets	Provisions	Trade receivables	Tax losses (1)	Other (2)	Total at December 31, 2022

At the beginning of the year	82,139	35,144	3,578	194,934	315,795

Translation differences	—	—	—	330	330
Credits directly to other comprehensive income	—	—	—	(18,056)	(18,056)
Income statement credit (charge)	16,860	(19,629)	13,822	19,136	30,189

At the end of the year	98,999	15,515	17,400	196,343	328,257
(1) As of December 31, 2022, the recognized deferred tax assets on tax losses amount to $17.4 million and there are net unrecognized deferred tax assets of $202.0 million and unrecognized tax losses amounting to $879.0 million. These two last effects are connected to the acquisition of Ternium Brasil Ltda.
(2) It corresponds mainly to the deferred tax assets related to post-employment benefits and asset retirement obligations.

Deferred tax liabilities	PP&E	Inventories	Intangible assets	Other	Total at December 31, 2021

At the beginning of the year	(426,140)	(30,187)	(20,710)	(2,021)	(479,058)

Income statement credit (charge)	72,720	79,624	(5,613)	(8,938)	137,793

At the end of the year	(353,420)	49,437	(26,323)	(10,959)	(341,265)

Deferred tax assets	Provisions	Trade receivables	Tax losses (3)	Other (4)	Total at December 31, 2021

At the beginning of the year	52,342	9,186	31,084	198,664	291,276

Translation differences	—	—	—	(69)	(69)
Credits directly to other comprehensive income	—	—	—	(14,158)	(14,158)
Effect of changes in tax law	—	—	—	(9,117)	(9,117)
Income statement credit (charge)	29,797	25,958	(27,506)	19,613	47,862

At the end of the year	82,139	35,144	3,578	194,934	315,795
(3) As of December 31, 2021, the recognized deferred tax assets on tax losses amount to $3.6 million and there are net unrecognized deferred tax assets of $0.1 billion and unrecognized tax losses amounting to $0.8 billion. These two last effects are connected to the acquisition of Ternium Brasil Ltda.
(4) It corresponds mainly to the deferred tax assets related to post-employment benefits and asset retirement obligations.